Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
9.	Related party transactions

The transactions between related parties below were carried out in terms equivalent to those prevailing in transactions between independent parties.

	Direct controlling shareholder (1)		Associated companies (2)		Key management personnel (3)		Total
Consolidated	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Assets/(Liabilities)
Fund quotas	-	-	89,557	117,895	-	-	89,557	117,895
Term Deposit Certificate - Client deposits (4)	(1,497)	(1,250)	(10,345)	(13,788)	(2,096)	(2,553)	(13,938)	(17,591)
Letters of credit for real estate (5)	-	-	-	-	-	(2,709)	-	(2,709)
Agribusiness letters of credit (6)	-	-	-	-	-	(91)	-	(91)
Amounts payable	(385)	(735)	-	-	-	-	(385)	(735)
Revenue/(Expenses)
Revenue from investment in investment fund	-	-	4,892	9,966	-	-	4,892	9,966
Interest expense	(54)	(41)	(1,678)	(1,338)	(496)	(653)	(2,228)	(2,032)

(1)	BR Partners Holdco Participações S.A.
(2)	Other companies of BR Partners Group, BR Partners Outlet Premium Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada and BR Partners Fundo de Investimento Financeiro.
(3)	Members of Board of Directors and Executive Board.
(4)	Represented by fundraising by BR Partners Banco de Investimento S.A., maturing up to December 15, 2028 at a variable rate ranging from 100% to 109% of the DI (interbank deposit).

Remuneration rates presented above refer to the operations existing on December 31, 2025.

a.	Remuneration of key personnel

Consolidated	12/31/2025	12/31/2024	12/31/2023
Directors’ fee	56,733	38,397	24,430
Social charges	11,347	7,679	4,886
Total	68,080	46,076	29,316

Key management personnel is represented by the Group’s statutory board of executive officers who, in addition to dividends arising from their interests in BR Partners Holdco Participações S.A., receive remuneration for services rendered to the Group which is recorded under Administrative Expenses.

b.	Other information

Related parties are considered, as:

●	Group’s Directors and administrative Board members, as well as their respective spouses and relatives up to the 2nd degree; and

●	Individuals or legal entities that hold more than 10% of the Group’s capital.